SHARE CAPITAL, TREASURY SHARES AND DIVIDENDS (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Equity [Abstract]
Share capital, shares outstanding (in shares)	144,272,697		144,272,697
Share capital, par value (in dollars per share)	$ 0.05		$ 0.05
Stock repurchased during period (in shares)	350,000
Number of shares repurchased accumulated (in shares)	795,000
Number of shares distributed (in shares)	50,000
Number of treasury shares (in shares)	745,000		445,000
Dividends to shareholders	$ 10.8	$ 28.9
Dividends per share (in dollars per share)	$ 0.08	$ 0.20